SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF MAJOR SUBSIDIARIES AND CONSOLIDATED VARIABLE INTEREST ENTITIES

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2024:

	Palace of Incorporation	Percentage of ownership
Beijing Ronglian Yitong Information Technology Co., Ltd.	PRC	VIE
Beijing Ronglian Qimo Technology Co., Ltd.	PRC	100%
Beijing Ronglian Guanghui Technology Co., Ltd.	PRC	100%
Beijing Baiyi High-tech Information Technology Co., Ltd.	PRC	100%
Beijing Ronglian Huitong Technology Information Co., Ltd.	PRC	100%
Shenzhen Zhongtian Wangjing Technology Co., Ltd.	PRC	100%
Cloopen Japan Co., Ltd.	Japan	100%
Anxun Guantong (Beijing) Technology Co., Ltd.	PRC	100%
Cloopen limited	HK	100%

SCHEDULE OF CASH ON HAND AND CASH AT BANK

Cash consists of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31,
	2023	2024
	RMB	RMB
Cash balances include deposits in: Financial institutions in the mainland of the PRC
—Denominated in Renminbi (“RMB”)	237,178	257,829
—Denominated in US$	58,722	160,963
Total cash balances held at mainland PRC financial institutions	295,900	418,792
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”)
—Denominated in US$	30,882	180,551
Total cash balances held at HKSAR financial institutions	30,882	180,551
Financial institutions in Japan
—Denominated in Japanese Yen	28,544	25,265
— Denominated in United Stated Dollars (“USD”)	14,720	11,030
Total cash balances held at Japan financial institutions	43,264	36,295
Financial institutions in Malaysia
—Denominated in Malaysian Ringgit	413	842
—Denominated in US$	286	77
Total cash balances held at Malaysia financial institutions	699	919
Financial institutions in Singapore
—Denominated in SGD	6,153	1,978
— Denominated in United Stated Dollars (“USD”)	46	1,166
Total cash balances held at Singapore financial institutions	6,199	3,144
Financial institutions in Korean
— Denominated in Korean Won (“KRW”)	280	362
— Denominated in United Stated Dollars (“USD”)	227	49
Total cash balances held at Korean financial institutions	507	411
Financial institutions in Mexico
— Denominated in United Stated Dollars (“USD”)	496	7
Total cash balances held at Korean financial institutions	496	7
Total cash balances held at financial institutions	377,947	640,119
Total cash balances	377,947	640,119

SCHEDULE OF TERM DEPOSITS MAINTAINED AT BANKS	Term deposits maintained at financial institutions consist of the following:
	2023	2024
	RMB	RMB
US$ denominated bank deposits with financial institutions in the PRC	545,368	222,783

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

The estimated useful lives are as follows:

Computer and office equipment	3-5 years
Furniture and fixtures	3-5 years
Motor vehicles	4-5 years
Buildings	20 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS

The estimated useful lives of intangible assets are as follows:

Software copyrights	8 years
Telecommunication business operation licenses	3-5 years
Technology	6-10 years
Non-compete arrangements	4-7 year
Customer relationship	3-10 years
Trademark	10 years
Order backlogs	1-4 years
Software	3-8 years